                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [ ]; Amendment Number: ___

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Insurance Company of the West
Address: 11455 El Camino Real
         San Diego, CA 92130

Form 13F File Number: 028-11688

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  H. Michael Freet
Title: Chief Financial Officer
Phone: 858-350-2551

Signature, Place, and Date of Signing:


/s/ H. M. Freet                                San Diego, CA           4/17/2006
-------------------------------------          -------------           ---------
[Signature]                                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2
Form 13F Information Table Entry Total:           64
Form 13F Information Table Value Total:     $339,515
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.    Form 13-F File Number            Name
-----   ---------------------   ---------------------
No. 1   028-11686               American Assets, Inc.
No. 2   028-11690               Ernest S. Rady

                          Form 13-F Information Table
                            as of September 30, 2003

                                                                VOTING AUTHORITY

                          TITLE                  VALUE   SHARES/  SH/  PUT/  INVSTMT     OTHER
NAME OF ISSUER          OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS     SOLE   SHARED  NONE
--------------          --------  -----------  --------  -------  ---  ----  -------  ----------  -------  ------  ----
AT&T CORP               COM       001957 50 5      776     36000  SH         DEFINED  Nos. 1 & 2    36000
AT&T WIRELESS           COM       00209A 10 6      762     93000  SH         DEFINED  Nos. 1 & 2    93000
ABBOTT LABORATORIES     COM       002824 10 0     3404     80000  SH         DEFINED  Nos. 1 & 2    80000
ALBERTSONS INC          COM       013104 10 4     1029     50000  SH         DEFINED  Nos. 1 & 2    50000
ALLEGHENY ENERGY        COM       017361 10 6      640     70000  SH         DEFINED  Nos. 1 & 2    70000
ALTRIA GROUP INC        COM       02209S 10 3    13140    300000  SH         DEFINED  Nos. 1 & 2   300000
AMER ELEC PWR           COM       025537 10 1     1200     40000  SH         DEFINED  Nos. 1 & 2    40000
AMGEN INC               COM       031162 10 0     2580     40000  SH         DEFINED  Nos. 1 & 2    40000
BRITISH PETROLEUM       COM       055622 10 4     1053     25000  SH         DEFINED  Nos. 1 & 2    25000
BANK AMER CORP          COM       060505 10 4     9989    128000  SH         DEFINED  Nos. 1 & 2   128000
BANK ONE CORP           COM       06423A 10 3     7730    200000  SH         DEFINED  Nos. 1 & 2   200000
BEAR STEARNS            COM       073902 10 8     3927     53000  SH         DEFINED  Nos. 1 & 2    53000
BRISTOL MYERS           COM       110122 10 8     1026     40000  SH         DEFINED  Nos. 1 & 2    40000
CALPINE                 COM       131347 10 6       49     10000  SH         DEFINED  Nos. 1 & 2    10000
CAPITAL ONE FINANCIAL   COM       14040H 10 5     5704    100000  SH         DEFINED  Nos. 1 & 2   100000
CATERPILLLAR INC        COM       149123 10 1     1033     15000  SH         DEFINED  Nos. 1 & 2    15000
CHUBB CORP              COM       171232 10 1     2271     35000  SH         DEFINED  Nos. 1 & 2    35000
CINCINNATI FINL CORP    COM       172062 10 1      400     11000  SH         DEFINED  Nos. 1 & 2    11000
COMCAST CORP            COM       20030N 10 1     1795     58000  SH         DEFINED  Nos. 1 & 2    58000
CONOCOPHILLIPS          COM       20825C 10 4     2738     50000  SH         DEFINED  Nos. 1 & 2    50000
COX COMMUNICATION       COM       224044-10-7     3162    100000  SH         DEFINED  Nos. 1 & 2   100000
DUKE ENERGY CORP        COM       264399 10 6     1781    100000  SH         DEFINED  Nos. 1 & 2   100000
EDISON INTL             COM       281020 10 7      955     50000  SH         DEFINED  Nos. 1 & 2    50000
FEDERAL HM LN MTG CORP  COM       313400 30 1    15705    300000  SH         DEFINED  Nos. 1 & 2   300000
FEDERAL NATL MTG        COM       313586 10 9     6318     90000  SH         DEFINED  Nos. 1 & 2    90000
FIDELITY NATL FINL      COM       316326 10 7     1819     61000  SH         DEFINED  Nos. 1 & 2    61000
FLEET BOSTON FIN CORP   COM       339030 10 8     6030    200000  SH         DEFINED  Nos. 1 & 2   200000
GENERAL ELECTRIC CO.    COM       369604 10 3      894     30000  SH         DEFINED  Nos. 1 & 2    30000

GEORGIA PAC CORP        COM       373298 10 8      485     20000  SH         DEFINED  Nos. 1 & 2    20000
GLAXOSMITHKLINE         COM       37733W 10 5     2120     50000  SH         DEFINED  Nos. 1 & 2    50000
HSBC HLDGS PLC          COM       404280 40 6     5297     80000  SH         DEFINED  Nos. 1 & 2    80000
HARTFORD FIN SVCS GRP   COM       416515 10 4     4736     90000  SH         DEFINED  Nos. 1 & 2    90000
HOME DEPOT              COM       437076 10 2      956     30000  SH         DEFINED  Nos. 1 & 2    30000
JP MORGAN CHASE & CO.   COM       46625H 10 0     4839    141000  SH         DEFINED  Nos. 1 & 2   141000
JOHNSON & JOHNSON       COM       478160 10 4     1981     40000  SH         DEFINED  Nos. 1 & 2    40000
KROGER CO.              COM       501044 10 1     1251     70000  SH         DEFINED  Nos. 1 & 2    70000
ELI LILLY & CO.         COM       532457 10 8     3267     55000  SH         DEFINED  Nos. 1 & 2    55000
MACERICH CO.            COM       554382 10 1     1888     50000  SH         DEFINED  Nos. 1 & 2    50000
MCDONALDS CORP          COM       580135 10 1     1177     50000  SH         DEFINED  Nos. 1 & 2    50000
MERCK & CO.             COM       589331 10 7     1620     32000  SH         DEFINED  Nos. 1 & 2    32000
MERRILL LYNCH           COM       590188 10 8     3212     60000  SH         DEFINED  Nos. 1 & 2    60000
MONSANTO CO             COM       61166W 10 1     2394    100000  SH         DEFINED  Nos. 1 & 2   100000
THE MONY GROUP          COM       615337 10 2     1628     50000  SH         DEFINED  Nos. 1 & 2    50000
MORGAN STANLEY DEAN     COM       617446 44 8     5551    110000  SH         DEFINED  Nos. 1 & 2   110000
PG&E CORP               COM       69331C 10 8     2390    100000  SH         DEFINED  Nos. 1 & 2   100000
PPL CORP                COM       69351T 10 6     2048     50000  SH         DEFINED  Nos. 1 & 2    50000
PEPSICO INC             COM       713448 10 8     9001    196000  SH         DEFINED  Nos. 1 & 2   196000
PFIZER INC              COM       717081 10 3    15980    526000  SH         DEFINED  Nos. 1 & 2   526000
PINNACLE WEST CAP CORP  COM       723484 10 1     3550    100000  SH         DEFINED  Nos. 1 & 2   100000
PLUM CREEK TIMBER CO.   COM       729251 10 8     2036     80000  SH         DEFINED  Nos. 1 & 2    80000
ROYAL DUTCH SHELL PLC   COM       780259 20 6     6188    140000  SH         DEFINED  Nos. 1 & 2   140000
SCHERING PLOUGH         COM       806605 10 1     2743    180000  SH         DEFINED  Nos. 1 & 2   180000
SEARS, ROEBUCK          COM       812387 10 8     1749     40000  SH         DEFINED  Nos. 1 & 2    40000
SIERRA PAC RES          COM       826428 10 4      242     50000  SH         DEFINED  Nos. 1 & 2    50000
STARWOOD HOTELS         COM       85590A 20 3     1392     40000  SH         DEFINED  Nos. 1 & 2    40000
TXU CORP                COM       873168 10 8      424     18000  SH         DEFINED  Nos. 1 & 2    18000
TENET HEALTHCARE        COM       88033G 10 0      362     25000  SH         DEFINED  Nos. 1 & 2    25000
USG CORP                COM       903293 40 5      345     20000  SH         DEFINED  Nos. 1 & 2    20000
UNUMPROVIDENT CORP      COM       91529Y 10 6      369     25000  SH         DEFINED  Nos. 1 & 2    25000
WFS FINANCIAL           COM       92923B 10 6      407     11000  SH         DEFINED  Nos. 1 & 2    11000
WELLS FARGO & CO.       COM       949746 10 1    10300    200000  SH         DEFINED  Nos. 1 & 2   200000
WESTCORP                COM       957907 10 8   133882   3831000  SH         DEFINED  Nos. 1 & 2  3831000
WYETH                   COM       983024 10 0     4610    100000  SH         DEFINED  Nos. 1 & 2   100000
YUM BRANDS              COM       988498 10 1     1185     40000  SH         DEFINED  Nos. 1 & 2    40000